S-K 1603(a) SPAC Sponsor	Sep. 11, 2025 shares
SPAC Sponsor [Line Items]
Experience and Involvement in Other SPACs [Text Block]

Our sponsor is a Delaware limited liability company, which was recently formed in June 2025 to invest in our company. Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our company. Daniel Freifeld, our Chairman and Chief Investment Officer, is the managing member of Callaway Capital Management, LLC (“Callaway Capital”), which is the managing member of our sponsor, Galata Acquisition Sponsor II, LLC, and holds voting and investment discretion with respect to the securities held by the sponsor. Of the founder shares held by the sponsor and not otherwise allocated to the non-managing sponsor investors, approximately 57.2% will be owned by our officers and directors through direct or indirect membership interests in our sponsor and approximately 42.8% will be held by other accredited investors. Our Chairman and Chief Investment Officer, Daniel Freifeld, will receive an indirect interest in 1,961,062 founder shares through membership interests in our sponsor, our Chief Executive Officer, Craig Perry, will receive an indirect interest in 515,250 founder shares through membership interests in our sponsor, our President and Chief Operating Officer, William Weir, will receive an indirect interest in 653,688 founder shares through membership interests in our sponsor, and our Chief Financial Officer, Powers Spencer, will receive an indirect interest in 100,000 founder shares through membership interests in our sponsor. In addition, our independent directors will receive for their services as a director an indirect interest in the founder shares through membership interests in our sponsor. Douglas Lute will receive an indirect interest in 20,000 founder shares through membership interests in our sponsor, Agostina Nieves will receive an indirect interest in 20,000 founder shares through membership interests in our sponsor, and Andy Abell will receive an indirect interest in 20,000 founder shares through membership interests in our sponsor. As of the date of this prospectus, other than Messrs. Freifeld, Perry and Weir and Spencer, no other person has a direct or indirect material interest in our sponsor. Other than members of our management team who are members of our sponsor, none of the other members of our sponsor will participate in our company’s activities.

SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our company.
SPAC Sponsor Form of Organization	Limited Liability Company
Securities Issued or to be Issued, Shares	1,725,000
SPAC Sponsor, Nature of Reimbursement	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and private placement warrants, as summarized in the table below.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

The earlier of (A) six months after the completion of our initial business combination or earlier if, subsequent to our initial business combination, the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 30 days after our initial business combination and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Galata Acquisition Sponsor II, LLC Daniel Freifeld Craig Perry Powers Spencer William Weir Douglas Lute Agostina Nieves Andy Abell

Transfers permitted (a) to our officers, directors, advisors or consultants, any affiliate or family member of any of our officers, directors, advisors or consultants, any members or partners of the sponsor or their respective affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares or warrants were originally purchased; (f) pro rata distributions from our sponsor to its respective members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the State of Delaware or our sponsor’s limited liability company agreement upon dissolution of our sponsor, (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions

case of clauses (a) through (g) and clause (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements.

Private placement warrants (including underlying securities)	30 days after the completion of our initial business combination	Galata Acquisition Sponsor II, LLC Daniel Freifeld Craig Perry Powers Spencer William Weir Douglas Lute Agostina Nieves Andy Abell	Same as above, except BTIG shall also be permitted to make the same type of transfers to their affiliates as the sponsor can make to its affiliates as described above.
Any units, warrants, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or warrants	180 days	Galata Acquisition Sponsor II, LLC Daniel Freifeld Craig Perry Powers Spencer William Weir Douglas Lute Agostina Nieves Andy Abell

The 180 day lock-up period is pursuant to the underwriting agreement and can be waived with the prior written consent of BTIG. See “Underwriting — Lock-up.”

Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private placement warrants pursuant to the letter agreement described in the immediately preceding paragraphs.

Daniel Freifeld [Member]
SPAC Sponsor [Line Items]
Securities Issued or to be Issued, Shares	1,961,062
Craig Perry [Member]
SPAC Sponsor [Line Items]
Securities Issued or to be Issued, Shares	515,250
William Weir [Member]
SPAC Sponsor [Line Items]
Securities Issued or to be Issued, Shares	653,688
Powers Spencer [Member]
SPAC Sponsor [Line Items]
Securities Issued or to be Issued, Shares	100,000
Douglas Lute [Member]
SPAC Sponsor [Line Items]
Securities Issued or to be Issued, Shares	20,000
Agostina Nieves [Member]
SPAC Sponsor [Line Items]
Securities Issued or to be Issued, Shares	20,000
Andy Abell [Member]
SPAC Sponsor [Line Items]
Securities Issued or to be Issued, Shares	20,000